Revenue and expenses by nature - Schedule of Revenue and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,189,893	$ 843,323
Cost of revenue	222,906	171,425
Selling, general and administrative expenses
Commissions	221,720	113,287
Employee compensation	204,479	155,359
Share-based payments	134,609	139,103
Depreciation and amortization	136,423	101,492
Professional fees	56,079	32,387
Transaction losses (recovery)	7,928	(143)
Contingent consideration adjustment	0	(992)
Other	88,852	50,473
Selling, general and administrative expenses	850,090	590,966
Processing cost
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost of revenue	218,063	166,995
Cost of goods sold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost of revenue	4,843	4,430
Merchant transaction and processing services revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,177,881	835,093
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,892	8,230
Interest revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,120	$ 0